Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Profit attributable to Ecopetrol's shareholders	$ 15,649,143	$ 1,586,677	$ 13,744,011
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Basic earnings per share	$ 380.60	$ 38.59	$ 334.27
Diluted earnings per share	$ 380.60	$ 38.59	$ 334.27